Condensed Financial Information of the Parent Company (Details) - Schedule of comprehensive income loss - Parent Company [Member] - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Condensed Statement of Income Captions [Line Items]
Equity in (loss) earnings of subsidiaries	$ (2,134,752)	$ 1,978,553	$ 42,011
General and administration expenses and others	(4,568)
NET (LOSS) INCOME	(2,139,320)	1,978,553	42,011
OTHER COMPREHENSIVE INCOME(LOSS)
Foreign currency translation adjustment	858,703	(396,536)	(334,188)
COMPREHENSIVE (LOSS) INCOME	$ (1,280,617)	$ 1,582,017	$ (292,177)